CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Total current assets	$ 2,662,000	$ 9,838,000	$ 5,154,000
Total assets	3,460,000	10,778,000	6,436,000
Current liabilities:
Total current liabilities	88,339,000	82,574,000	20,804,000
Total liabilities	149,401,000	143,242,000	92,311,000
Commitments and Contingencies
Stockholders' Deficit:
Common stock	14,000	14,000	14,000
Additional paid-in capital	204,384,000	187,348,000	187,348,000
Accumulated deficit	(507,857,000)	(474,839,000)	(422,283,000)
Total AEON Biopharma, Inc. stockholders' deficit	(303,482,000)	(287,500,000)	(234,944,000)
Total liabilities, convertible preferred stock and deficit	3,460,000	10,778,000	6,436,000
PRIVETERRA ACQUISITION CORP.
Current assets
Cash	441,377	67,909	497,412
Prepaid assets	150,721	41,287	337,812
Total current assets	592,098	109,196	835,224
Cash and Investments held in Trust Account	21,193,395	279,384,429	276,079,687
Total assets	21,785,493	279,493,625	276,949,530
Current liabilities:
Accounts payable and accrued expenses	6,960,841	2,620,682	634,585
Franchise tax payable	16,232	226,936	200,000
Promissory Note - Related Party	1,000,000	150,000
Deferred tax liability		588,899
Excise tax liability	424,059
Income tax payable	1,059,625	294,430
Total current liabilities	9,460,757	3,880,947	834,585
Warrant liabilities	1,336,725	669,759	7,384,800
Deferred underwriting commission	1,255,800	5,892,600	9,660,000
Total liabilities	12,053,282	10,443,306	17,879,385
Commitments and Contingencies
Class A common stock subject to possible redemption, 2,002,272 shares and 27,600,000 shares as of June 30, 2023, and December 31, 2022, at redemption value of $10.58 and $10.09, respectively	21,193,395	278,487,272	276,000,000
Stockholders' Deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding as of June 30, 2023 and December 31, 2022
Additional paid-in capital	32,000	32,000	32,000
Accumulated deficit	(11,493,874)	(9,469,643)	(16,962,545)
Total AEON Biopharma, Inc. stockholders' deficit	(11,461,184)	(9,436,953)	(16,929,855)
Total liabilities, convertible preferred stock and deficit	21,785,493	279,493,625	276,949,530
PRIVETERRA ACQUISITION CORP. | Class A common stock subject to redemption
Current liabilities:
Class A common stock subject to possible redemption, 2,002,272 shares and 27,600,000 shares as of June 30, 2023, and December 31, 2022, at redemption value of $10.58 and $10.09, respectively	21,193,395	278,487,272	276,000,000
PRIVETERRA ACQUISITION CORP. | Class A common stock not subject to redemption
Stockholders' Deficit:
Common stock		0	0
PRIVETERRA ACQUISITION CORP. | Class B common stock
Stockholders' Deficit:
Common stock	$ 690	$ 690	$ 690